REVENUES	12 Months Ended
Dec. 31, 2025
Disclosure Of Revenue [Abstract]
REVENUES [Text Block]

3. REVENUES

	Years ended December 31,
	2025	2024
Revenue from contracts with customers:
Copper contained in concentrate	596,045	573,479
Copper price adjustments on concentrate	3,093	1,533
Copper cathode	12,425	-
Copper price adjustments on cathode	(708)	-
Molybdenum concentrate	59,736	40,445
Molybdenum price adjustments on concentrate	(2,649)	1,267
Silver	5,878	6,437
Gold	2,120	-
	675,940	623,161
Less: Treatment and refining costs	(3,036)	(15,068)
Revenue	672,904	608,093

Control of all products sold from the Company's only operating mine, the Gibraltar mine, transfers to customers within Canada.